Calvert VP S&P 500 Index Portfolio
Investment Objective
The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert VP S&P 500 Index Portfolio Calvert VP S&P 500 Index Portfolio
Management fees	0.30%	[1]
Distribution and Service (12b-1) Fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.42%
Less fee waiver and/or expense reimbursement	(0.14%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.28%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	Calvert Research and Management ("CRM " or the "Adviser ") has agreed to reimburse the Portfolio's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.28%. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

• your investment has a 5% return each year;

• the Portfolio’s operating expenses remain the same; and

• any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Calvert VP S&P 500 Index Portfolio | Calvert VP S&P 500 Index Portfolio | USD ($)	29	121	221	516

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the S&P 500 Index (the “S&P 500” or “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the S&P 500. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The S&P 500 is an unmanaged index comprising common stocks of 500 large capitalization U.S. companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S.  As of December 31, 2016 , the market capitalization of the S&P 500 companies ranged from $ 2 .8 billion to $ 608.7 billion with a weighted average level of $ 149.3 billion. The S&P 500 is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the S&P 500’s value than companies with smaller market capitalizations.  Changes to the S&P 500 are made quarterly or on an as-needed basis.  There is no annual or semi-annual reconstitution and changes in response to corporate actions and market developments can be made at any time.  The Portfolio mirrors the Index’s rebalancing process.  The Portfolio is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices LLC, a division of S&P Global ..

The Portfolio will invest primarily in common stocks of the companies that compose the S&P 500. The Portfolio uses a replication index method, investing in the common stock of each company in the S&P 500 in approximately the same proportion as represented in the S&P 500 itself. While not required, the Portfolio will generally sell securities that the Index manager removes from the S&P 500.  Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P 500 and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”) or other investment companies , including other exchange-traded funds, that provide exposure to the S&P 500 . SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P 500 . Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investments in Other Investment Companies Risk. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future .  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-adviser in connection with the change in adviser.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return was 15.85% for the quarter ended June 30, 2009 and the lowest quarterly return was -21.91% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - Calvert VP S&P 500 Index Portfolio	Label	One Year	Five Years	Ten Years
Calvert VP S&P 500 Index Portfolio	Calvert VP S&P 500 Index Portfolio	11.58%	14.20%	6.58%
S&P 500 Index (reflects no deduction for fees or expenses)	S&P 500 Index (reflects no deduction for fees or expenses)	11.96%	14.64%	6.94%

Investors cannot invest directly in an Index.